Changes in available-for-sale financial assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Changes in available-for-sale financial assets [Line Items]
Beginning balance		₩ 1,014,732
Acquisition		233,285
Disposal	[1]	(461,423)
Valuation		5,248
Impairment		(2,713)		₩ (86,703)
Others		(89,296)
Ending balance		699,833		1,014,732
Listed equity securities
Changes in available-for-sale financial assets [Line Items]
Beginning balance		268,171
Acquisition		106
Disposal	[1]	0
Valuation		8,156
Impairment		(97)
Others		(1,883)
Ending balance		274,453		268,171
Unlisted equity securities
Changes in available-for-sale financial assets [Line Items]
Beginning balance		746,561
Acquisition		233,179
Disposal	[1]	(461,423)
Valuation		(2,908)
Impairment		(2,616)
Others		(87,413)
Ending balance		425,380	[2]	746,561
Current Financial assets at fair value through profit or loss, category
Changes in available-for-sale financial assets [Line Items]
Beginning balance		0
Acquisition		0
Disposal	[1]	0
Valuation		0
Impairment		0
Others		0
Ending balance		0		0
Non-Current Financial assets at fair value through profit or loss, category
Changes in available-for-sale financial assets [Line Items]
Beginning balance		1,014,732
Acquisition		233,285
Disposal	[1]	(461,423)
Valuation		5,248
Impairment		(2,713)
Others		(89,296)
Ending balance		₩ 699,833		₩ 1,014,732

[1]	The Company recognized gain and loss on disposal of available-for-sale financial assets amounted to KRW1,130 million and KRW2,343 million, respectively, from the partial sales of Hanwha-KOSEP New Renewable Energy Private Special Assets Investment Trust 1 and others for the year ended December 31, 2017.
[2]	Investments in unlisted equity securities held by the Company for which a quoted market price does not exist in an active market and fair value cannot be measured reliably were measured at cost less impairment, if any.